SIGNIFICANT TRANSACTIONS - Schedule of Detailed Information about Business Combination (Details) - Uklon - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Apr. 02, 2025
Non-current assets
Intangible assets		$ 58
Current assets
Trade and other receivables	$ 2	2
Cash and cash equivalents		12
Non-current liabilities
Deferred tax liability		(7)
Current liabilities
Trade and employee related payables		(6)
Other current liabilities		(10)
Fair value of identifiable net assets		49
Goodwill resulting from acquisition		109
Purchase consideration		158
Cash paid		141
Fair value of contingent consideration		16
Total consideration		158
Cash consideration	153
Cash and cash equivalents	(12)
Net outflow of cash – investing activities	$ 141
Symmetrical Put and Call Option
Current liabilities
Put option liability		$ 1